Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)		Sep. 30, 2014 INR		Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR		Sep. 30, 2013 INR	Mar. 31, 2013 INR	Sep. 30, 2014 Estimated Fair Value USD ($)		Sep. 30, 2014 Estimated Fair Value INR		Mar. 31, 2014 Estimated Fair Value INR		Sep. 30, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Sep. 30, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Estimated Fair Value INR		Mar. 31, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Estimated Fair Value INR		Sep. 30, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Sep. 30, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) Estimated Fair Value INR		Mar. 31, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) Estimated Fair Value INR
Financial Assets:
Cash and cash equivalents	$ 3,687.5		228,331.5		$ 5,988.9	370,835.2		251,218.9	218,740.2
Term placements	3,124.6		193,477.8			176,481.7
Investments held for trading	600.3		37,172.5			65,077.9										0	25.9					37,172.5	65,052.0
Investments available for sale	18,044.6	[1]	1,117,322.6	[1]		908,128.9	[1]			18,044.6	[1]	1,117,322.6	[1]	908,128.9	[1]			503.5	[1]	341.1	[1]			1,116,819.1	[1]	907,787.8	[1]
Securities purchased under agreements to resell	618.8		38,316.1			57,322.6
Loans	54,950.8		3,402,552.1			3,185,648.1
Accrued interest receivable	652.0		40,371.2			40,388.5
Other assets	1,953.8		120,979.9			186,036.9
Financial Liabilities:
Interest-bearing deposits	53,742.9		3,327,758.5			3,057,154.5
Non-interest-bearing deposits	9,304.1		576,107.9			612,845.6
Securities sold under repurchase agreements	242.2		15,000.0			0
Short-term borrowings	1,688.8		104,571.9			150,775.5
Accrued interest payable	627.8		38,870.5			27,734.7
Long-term debt	6,560.4		406,221.4			395,208.6
Accrued expenses and other liabilities	3,672.9		227,425.2			295,116.6
Financial Assets:
Cash and cash equivalents	3,687.5		228,331.5			370,835.2										228,331.5	370,835.2					0	0
Term placements	3,124.0		193,441.0			176,346.4										0	0					193,441.0	176,346.4
Investments held for trading	600.3		37,172.5			65,077.9										0	25.9					37,172.5	65,052.0
Investments available for sale	18,044.6	[1]	1,117,322.6	[1]		908,128.9	[1]			18,044.6	[1]	1,117,322.6	[1]	908,128.9	[1]			503.5	[1]	341.1	[1]			1,116,819.1	[1]	907,787.8	[1]
Securities purchased under agreements to resell	618.8		38,316.1			57,322.6										0	0					38,316.1	57,322.6
Loans	55,879.4		3,460,050.9			3,220,631.0										0	0					3,460,050.9	3,220,631.0
Accrued interest receivable	652.0		40,371.2			40,388.5										0	0					40,371.2	40,388.5
Other assets	1,932.2		119,640.6			184,774.8										0	0					119,640.6	184,774.8
Financial Liabilities:
Interest-bearing deposits	53,514.8		3,313,634.0			3,039,651.4										0	0					3,313,634.0	3,039,651.4
Non-interest-bearing deposits	9,304.1		576,107.9			612,845.6										0	0					576,107.9	612,845.6
Securities sold under repurchase agreements	242.2		15,000.0			0										0	0					15,000.0	0
Short-term borrowings	1,691.0		104,708.4			151,062.9										0	0					104,708.4	151,062.9
Accrued interest payable	627.8		38,870.5			27,734.7										0	0					38,870.5	27,734.7
Long-term debt	6,672.7		413,175.8			399,998.8										0	0					413,175.8	399,998.8
Accrued expenses and other liabilities	$ 3,672.9		227,425.2			295,116.6										0	0					227,425.2	295,116.6

[1]	excluding investments carried at cost Rs. 704.4 million (US$11.4 million) (as at March 31, 2014, Rs.695.4 million)